NOTE RECEIVABLE (Details) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Jan. 29, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance interest	$ 186,986	$ 0
Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	2.00%
Principal amount	$ 7,500,000	7,500,000	$ 7,500,000
Outstanding balance interest	$ 186,986	$ 113,014